Taxes - Analysis of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	$ (217)	$ (256)	$ (168)
Effect of disallowed expenditures	(16)	(4)	(7)
Effect of gain on the fair value remeasurement of an investment in an associated company	28	0	0
Effect of deemed legal entity liquidation	0	57	0
Effect of equity-based compensation	(1)	(2)	(3)
Effect of tax credits and allowances	27	18	12
Effect of deductibility of a statutory expense in Switzerland	0	0	568
Effect of adjustments to contingent consideration and other liabilities	0	0	2
Effect of changes in uncertain tax positions	3	(43)	(271)
Tax Effect Of Previously Recognized/Unrecognized Tax Loss Carryforward	(7)	12	11
Effect of 2022 APA on prior years	0	0	6
Effect of non-deductible amortization	(6)	(9)	(8)
Effect of other items	4	(10)	(6)
Effect of prior year items	5	(1)	6
Total income tax (expense)/income	$ (180)	$ (238)	$ 142
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	18.70%	20.40%	20.20%
Effect of disallowed expenditures	1.40%	0.30%	0.80%
Effect of gain on the fair value remeasurement of an investment in an associated company	(2.40%)	0.00%	0.00%
Effect of deemed legal entity liquidation	0.00%	(4.50%)	0.00%
Effect of equity-based compensation	0.10%	0.20%	0.40%
Effect of tax credits and allowances	(2.30%)	(1.40%)	(1.40%)
Effect of deductibility of a statutory expense in Switzerland	0.00%	0.00%	(68.30%)
Effect of adjustments to contingent consideration and other liabilities	0.00%	0.00%	(0.20%)
Effect of changes in uncertain tax positions	(0.30%)	3.40%	32.60%
Tax Rate Effect Of Previously Recognized/Unrecognized Tax Loss Carryforward	0.60%	(1.00%)	(1.30%)
Effect of 2022 APA on prior years	0.00%	0.00%	(0.70%)
Effect of non-deductible amortization	0.50%	0.70%	1.00%
Effect of other items	(0.30%)	0.80%	0.70%
Effect of prior year items	(0.40%)	0.10%	(0.70%)
Effective tax rate	15.50%	18.90%	(17.10%)